GENERAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 09, 2021	Sep. 16, 2019	Sep. 16, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Jan. 03, 2019	Jan. 03, 2013
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued				6,929,517		6,929,517		4,084,122	2,987,210
Net Income (Loss) Attributable to Parent				$ 2,088	$ 970	$ 3,694	$ 2,383	$ 4,667	$ 1,829	$ 524
Net cash used in operating activities				2,280	$ 1,140	3,054	$ 2,277	4,187	1,799	$ 454
Retained Earnings (Accumulated Deficit)				$ 10,001		$ 10,001		$ 6,307	$ 1,640
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split	9 to 1 reverse stock split
Securities Exchange Agreement [Member] | Medigus [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				28.00%		28.00%
Medigus Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued											1,000,000	1,000,000	1,000,000,000
Common stock, par value											$ 0	$ 0
ScoutCam Ltd., [Member] | Securities Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange agreement description		On September 16, 2019, Intellisense entered into a Securities Exchange Agreement (the “Exchange Agreement”), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in the Subsidiary to Intellisense, in exchange for consideration consisting of shares of Intellisense’s common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the closing of the Exchange Agreement (the “Closing”). In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, the Company will issue to Medigus 298,722 additional shares of Company’s common stock.	On September 16, 2019, Intellisense entered into a Securities Exchange Agreement (the “Exchange Agreement”), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in ScoutCam to Intellisense, in exchange for consideration consisting of shares of Intellisense’s common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the closing of the Exchange Agreement (the “Closing”).
Equity ownership percentage		100.00%	100.00%